Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2018
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Goodwill and Intangible Assets, Net
15)	GOODWILL AND INTANGIBLE ASSETS, NET

15.1)	BALANCES AND CHANGES DURING THE PERIOD

As of December 31, 2018 and 2017, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2018				2017
		Cost	Accumulated amortization	Carrying amount		Cost	Accumulated amortization	Carrying amount
Intangible assets of indefinite useful life:
Goodwill	Ps	194,779	—	194,779	Ps	195,474	—	195,474
Intangible assets of definite useful life:
Extraction rights		38,881	(7,017)	31,864		39,603	(6,480)	33,123
Industrial property and trademarks		864	(397)	467		929	(364)	565
Customer relationships		3,859	(3,859)	—		3,859	(3,852)	7
Mining projects		834	(107)	727		797	(96)	701
Others intangible assets		18,048	(11,287)	6,761		14,941	(9,902)	5,039

	Ps	257,265	(22,667)	234,598	Ps	255,603	(20,694)	234,909

The amortization of intangible assets of definite useful life was Ps2,051 in 2018, Ps2,037 in 2017 and Ps1,950 in 2016, and was recognized within operating costs and expenses.

Goodwill

Changes in consolidated goodwill in 2018, 2017 and 2016, were as follows:

		2018	2017	2016
Balance at beginning of period	Ps	195,474	206,319	184,156
Business combinations		309	1,965	—
Disposals, net (note 4.3)		—	—	(3,340)
Reclassification to assets held for sale and other current assets (notes 4.2, 4.3 and 12)		(439)	(1,804)	(9,734)
Impairment losses		—	(1,920)	—
Foreign currency translation effects		(565)	(9,086)	35,237

Balance at end of period	Ps	194,779	195,474	206,319

Intangible assets of definite life

Changes in intangible assets of definite life in 2018, 2017 and 2016, were as follows:

		2018
		Extraction rights	Industrial property and trademarks	Customer relations	Mining projects	Others[1]	Total
Balance at beginning of period	Ps	33,123	565	7	701	5,039	39,435
Additions (disposals), net[1]		(219)	(32)	—	120	2,913	2,782
Reclassifications (notes 4.1, 4.2 and 12)		(223)	—	—	—	6	(217)
Amortization for the period		(626)	(93)	(7)	(12)	(1,313)	(2,051)
Impairment losses		(186)	—	—	—	—	(186)
Foreign currency translation effects		(5)	27	—	(82)	116	56

Balance at the end of period	Ps	31,864	467	—	727	6,761	39,819

		2017
		Extraction rights	Industrial property and trademarks	Customer relations	Mining projects	Others[1]	Total	2016
Balance at beginning of period	Ps	35,047	357	259	877	4,648	41,188	36,566
Additions (disposals), net[1]		278	(783)	—	(148)	424	(229)	(598)
Business combinations (note 4.1)		—	—	—	4	72	76	—
Reclassifications (notes 4.1, 4.2 and 12)		—	—	(27)	—	—	(27)	—
Amortization for the period		(716)	(110)	(225)	(12)	(974)	(2,037)	(1,950)
Impairment losses		(38)	—	—	—	(12)	(50)	(25)
Foreign currency translation effects		(1,448)	1,101	—	(20)	881	514	7,195

Balance at the end of period	Ps	33,123	565	7	701	5,039	39,435	41,188

1

As of December 31, 2018 and 2017, “Others” includes the carrying amount of internal-use software of Ps4,459 and Ps2,981, respectively. Capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses, amounted to Ps2,583 in 2018, Ps1,422 in 2017 and Ps769 in 2016.

15.2)	ANALYSIS OF GOODWILL IMPAIRMENT

As of December 31, 2018 and 2017, goodwill balances allocated by operating segment were as follows:

		2018	2017
Mexico	Ps	7,371	7,371
United States		152,486	152,486
Europe
Spain		10,270	10,000
United Kingdom		6,367	6,335
France		4,154	4,796
Czech Republic		589	709
South, Central America and the Caribbean
Colombia		5,874	6,146
Dominican Republic		264	279
Caribbean TCL		2,042	2,027
Others South, Central America and the Caribbean[1]		972	985
Asia, Middle East and Africa
Philippines		1,751	1,817
United Arab Emirates		1,885	1,769
Egypt		232	232
Others
Other reporting segments[2]		522	522

	Ps	194,779	195,474

1	This caption refers to the operating segments in the Caribbean, Costa Rica and Panama.
2	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.

For purposes of goodwill impairment tests, all cash-generating units within a country are aggregated, as goodwill is allocated at that level. Considering materiality for disclosure purposes, certain balances of goodwill were presented for Others of South, Central America and the Caribbean, but this does not represent that goodwill was tested at a higher level than for operations in an individual country.

During the last quarter of each year, CEMEX performs its annual goodwill impairment test. Based on these analyses, during 2017, in connection with the operating segment in Spain, considering the uncertainty over the improvement indicators affecting the country’s construction industry, and consequently in the expected consumption of cement, ready-mix and aggregates, partially a result of the then country’s complex prevailing political environment, which had limited expenditure in infrastructure projects, as well as the uncertainty in the expected price recovery and the effects of increased competition and imports, CEMEX’s management determined that the net book value of such operating segment in Spain, exceeded in Ps1,920 (US$98) the amount of the net present value of projected cash flows. As a result, CEMEX recognized an impairment loss of goodwill for such amount as part of “Other expenses, net” in the income statement on 2017 against the related goodwill balance.

During 2018 and 2016, CEMEX did not determine impairment losses of goodwill.

Impairment tests are significantly sensitive to, among other factors, the estimation of future prices of CEMEX’s products, the development of operating expenses, local and international economic trends in the construction industry, the long-term growth expectations in the different markets, as well as the discount rates and the long-term growth rates applied. CEMEX’s cash flow projections to determine the value in use of its CGUs to which goodwill has been allocated considering the use of long-term economic assumptions. CEMEX believes that its discounted cash flow projections and the discount rates used reasonably reflect current economic conditions at the time of the calculations, considering, among other factors that: a) the cost of capital reflects current risks and volatility in the markets; and b) the cost of debt represents the average of industry specific interest rates observed in recent transactions. Other key assumptions used to determine CEMEX’s discounted cash flows are volume and price increases or decreases by main product during the projected periods. Volume increases or decreases generally reflect forecasts issued by trustworthy external sources, occasionally adjusted based on CEMEX’s actual backlog, experience and judgment considering its concentration in certain sectors, while price changes normally reflect the expected inflation in the respective country. Operating costs and expenses during all periods are maintained as a fixed percent of revenues considering historic performance.

CEMEX’s pre-tax discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Growth rates
Groups of CGUs	2018	2017	2016	2018	2017	2016
United States	8.5%	8.8%	8.6%	2.5%	2.5%	2.5%
Spain	8.8%	9.5%	9.5%	1.7%	1.7%	1.6%
Mexico	9.4%	10.2%	9.8%	3.0%	2.7%	2.9%
Colombia	9.5%	10.5%	10.0%	3.6%	3.7%	4.0%
France	8.4%	9.0%	9.1%	1.6%	1.8%	1.8%
United Arab Emirates	11.0%	10.4%	10.2%	2.9%	3.1%	3.4%
United Kingdom	8.4%	9.0%	8.8%	1.6%	1.7%	1.9%
Egypt	10.8%	11.8%	11.4%	6.0%	6.0%	6.0%
Range of rates in other countries	8.5% - 13.3%	9.1% - 11.7%	9.1% - 12.8%	2.5% - 6.9%	2.3% - 6.8%	2.2% - 7.0%

As of December 31, 2018, the discount rates used by CEMEX in its cash flows projections in the countries with the most significant goodwill balances decreased slightly in most cases in a range of 0.3% up to 1 percentage point, except for United Arab Emirates and the Caribbean, as compared to the values determined in 2017. This reduction was mainly attributable to a decrease in the Parent Company’s stock volatility (beta) and general decreases in the country specific sovereign yields in the majority of the countries where CEMEX operates and the weighing of debt in the calculation, effects that were partially offset for increases during 2018 in the funding cost observed in the industry that changed from 6.1% in 2017 to 7.3% in 2018 and the risk free rate associated with CEMEX which increased from 2.8% in 2017 to 2.9% in 2018. As of December 31, 2017, the discount rates increased slightly in most cases as compared to the values determined in 2016. Among other factors, the funding cost observed in industry decreased from 6.2% in 2016 to 6.1% in 2017 and the risk-free rate increased from approximately 2.7% in 2016 to 2.8% in 2017. Nonetheless, these decreases were offset by increases in 2017 in the country specific sovereign yields in most of the countries where CEMEX operates. As of December 31, 2016, the discount rates remained almost flat in most cases as compared to the values determined in the previous year. With respect to long-term growth rates, following general practice under IFRS, CEMEX uses country specific rates, which are mainly obtained from Consensus Economics, a compilation of analysts’ forecasts worldwide, or from the International Monetary Fund when the former is not available for a specific country.

In connection with the assumptions included in the table above, CEMEX performed sensitivity analyses to changes in assumptions, affecting the value in use of all groups of CGUs with an independent reasonably possible increase of 1% in the pre-tax discount rate, and an independent possible decrease of 1% in the long-term growth rate. In addition, CEMEX performed cross-check analyses for reasonableness of its results using multiples of Operating EBITDA. To arrive at these multiples, which represent a reasonableness check of the discounted cash flow models, CEMEX determined a weighted average multiple of Operating EBITDA to enterprise value observed in the industry and/or in recent mergers and acquisitions in the industry. The average multiple was then applied to a stabilized amount of Operating EBITDA and the result was compared to the corresponding carrying amount for each group of CGUs to which goodwill has been allocated. CEMEX considered an industry weighted average Operating EBITDA multiple of 11.1 times in 2018 and multiple of 9.0 times in 2017 and 2016. The lowest multiple observed in CEMEX’s benchmark was 6.7 times in 2018, 6.5 times in 2017 and 5.9 times in 2016, and the highest being 14.9 times in 2018, 18.9 times in 2017 and 18.3 times in 2016.

As of December 31, 2018, 2017 and 2016, except for the operating segment in Spain described above, in which CEMEX determined an impairment loss of goodwill in 2017, none of the other CEMEX’s sensitivity analyses resulted in a potential impairment risk in CEMEX’s operating segments. CEMEX continually monitors the evolution of the specific CGUs to which goodwill has been allocated that have presented relative goodwill impairment risk in any of the reported periods and, in the event that the relevant economic variables and the related cash flows projections would be negatively affected, it may result in a goodwill impairment loss in the future.

As of December 31, 2018 and 2017, goodwill allocated to the United States accounted in both years for approximately 78%, of CEMEX’s total amount of consolidated goodwill. In connection with CEMEX’s determination of value in use relative to its groups of CGUs in the United States in the reported periods, CEMEX has considered several factors, such as the historical performance of such operating segment, including the operating results in recent years, the long-term nature of CEMEX’s investment, the signs of recovery in the construction industry over the last years, the significant economic barriers for new potential competitors considering the high investment required, and the lack of susceptibility of the industry to technology improvements or alternate construction products, among other factors. CEMEX has also considered recent developments in its operations in the United States, such as the decrease in ready-mix concrete volumes of approximately 1% in 2017, affected by the hurricanes occurred in Texas and Florida during the year, and the increase of 1% in 2016, and the increases in ready-mix concrete prices of approximately 2% in 2018, 1% in 2017 and 1% in 2016, which are key drivers for cement consumption and CEMEX’s profitability, and which trends are expected to continue over the next few years, as anticipated in CEMEX’s cash flow projections.